SHARE-BASED COMPENSATION - Summary of Options Activity (Parenthetical) (Details) - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options	9,386,309
Number of options outstanding	34,384,145	28,357,355
Market and Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options	8,994,861
Number of options outstanding	24,984,053	15,989,193